Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period	$ 7	$ 7	$ 7	$ (6)
Other comprehensive income (loss) before reclassifications
Pre-tax amount	(3)	1	1	(2)
Tax provision (benefit)		1	2	(1)
After-tax amount	(3)		(1)	(1)
Amounts reclassified from accumulated other comprehensive income (loss)	(2)	1	1	14
Net current-period other comprehensive income (loss)	(6)	1		13
Balance at the end of period	(1)	7	7	7
Unrealized Losses on Derivatives
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period	1	(2)	(2)	(14)
Other comprehensive income (loss) before reclassifications
Pre-tax amount	(2)
Tax provision (benefit)	(1)
After-tax amount	(2)
Amounts reclassified from accumulated other comprehensive income (loss)		2	2	12
Net current-period other comprehensive income (loss)	(1)	2	2	12
Balance at the end of period	(1)		1	(2)
Unrealized Gains on Available-for-Sale Securities
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period	7	5	5	4
Other comprehensive income (loss) before reclassifications
Pre-tax amount	2	3	5	(2)
Tax provision (benefit)	1	2	2	(1)
After-tax amount	1	2	3	(1)
Amounts reclassified from accumulated other comprehensive income (loss)	(2)	(1)	(1)	2
Net current-period other comprehensive income (loss)	(2)	1	2	1
Balance at the end of period	5	6	7	5
Foreign Currency Translation
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period	(1)	3	3		4
Other comprehensive income (loss) before reclassifications
Pre-tax amount	(2)	(2)	(4)
After-tax amount	(2)	(2)	(4)
Net current-period other comprehensive income (loss)	(2)	(2)	(4)
Balance at the end of period	$ (5)	$ 1	$ (1)		$ 4